Share Based Compensation Expenses (Details) ¥ in Thousands								1 Months Ended	12 Months Ended
	Dec. 29, 2023 shares	Dec. 20, 2022 shares	Nov. 30, 2022 shares	Aug. 31, 2022 shares	Aug. 13, 2022 shares	May 31, 2022 shares	Jan. 01, 2022 CNY (¥) shares	Jun. 30, 2025 CNY (¥) shares	Jun. 30, 2025 CNY (¥) shares	Jun. 30, 2025 USD ($) $ / shares shares	Jun. 30, 2024 CNY (¥) shares	Jun. 30, 2024 USD ($) $ / shares shares	Jun. 30, 2023 CNY (¥) shares	Jun. 30, 2023 USD ($) $ / shares shares	Jun. 30, 2025 $ / shares	Jun. 30, 2024 $ / shares	Jun. 30, 2022 shares
Share Based Compensation Expenses [Line Items]
Shares option granted | shares				70,000					680,000	680,000	4,217,652	4,217,652	3,375,000	3,375,000
Weighted average grant date fair value (in Dollars per share) | $ / shares										$ 0.62		$ 0.39		$ 3.77
Share based compensation expense (in Yuan Renminbi) | ¥									¥ 20,501		¥ 27,757		¥ 191,632
Amount recognized as deemed dividend (in Dollars) | $
Unrecognized share-based compensation expenses (in Yuan Renminbi) | ¥								¥ 14,939	¥ 14,939		¥ 38,162		¥ 119,847
Expected to be recognized over a weighted-average period									2 years 18 days	2 years 18 days	1 year 11 months 26 days	1 year 11 months 26 days	1 year 5 months 15 days	1 year 5 months 15 days
Restricted shares | shares						6,830,330
Cash consideration (in Yuan Renminbi) | ¥								¥ 9,800
Predecessors [Member]
Share Based Compensation Expenses [Line Items]
Share based compensation expense (in Yuan Renminbi) | ¥									¥ 19,293				¥ 191,583
2021 Plan [Member]
Share Based Compensation Expenses [Line Items]
Minimum aggregate of issued shares | shares						21,717,118
Addition number of ordinary shares | shares		16,523,627
Shares option granted | shares			3,305,000						7,190,000	7,190,000
Fair value of the modified awards (in Yuan Renminbi) | ¥									¥ 17,224
ShareBasedCompensationArrangementByShareBasedPaymentAwardPlanModificationIncrementalCompensationModification (in Yuan Renminbi) | ¥									¥ 7,460
2021 Plan [Member] | Executive Officer [Member]
Share Based Compensation Expenses [Line Items]
Shares option granted | shares									500,000	500,000
Fair value of the modified awards (in Yuan Renminbi) | ¥									¥ 6,449
2018 WN Plan [Member]
Share Based Compensation Expenses [Line Items]
Share based compensation options vested rate				25.00%
Employees [Member]
Share Based Compensation Expenses [Line Items]
Share option held by employee | shares									31,181	31,181	230,577	230,577
Weighted average exercise price (in Dollars per share) | $ / shares															$ 0.59	$ 0.66
Weighted average remaining contractual years									7 years 3 months 3 days	7 years 3 months 3 days	8 years 2 months 23 days	8 years 2 months 23 days
Options were vested and exercisable | shares								19,912	19,912		144,382
Vested weighted average exercise price (in Dollars per share) | $ / shares															$ 0.65	$ 0.69
Weighted average remaining contractual years									7 years 3 months 21 days	7 years 3 months 21 days	8 years 10 days	8 years 10 days
Aggregate intrinsic value of the outstanding options (in Yuan Renminbi) | ¥								¥ 573	¥ 573		¥ 49
Aggregate intrinsic value of exercisable options (in Yuan Renminbi) | ¥								¥ 356	356		¥ 11
Employees [Member] | 2021 Plan [Member]
Share Based Compensation Expenses [Line Items]
Shares option granted | shares	57,791					510,500
Restricted Stock [Member]
Share Based Compensation Expenses [Line Items]
Share based compensation expense (in Yuan Renminbi) | ¥							¥ 71
Unvested restricted shares | shares							75,000										6,755,330
Vested share option | shares					6,755,330
Shareholders [Member]
Share Based Compensation Expenses [Line Items]
Share based compensation expense (in Yuan Renminbi) | ¥									¥ 1,208
Shenzhen Letsvan [Member] | Acquisition of Equity Interests [Member]
Share Based Compensation Expenses [Line Items]
Equity interests								2.50%	2.50%